Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Mar. 26, 2018
Document And Entity Information
Entity Registrant Name	Strata Oil & Gas, Inc.
Entity Central Index Key	0001227282
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		16,593,719
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017